Schedule I - STATEMENT OF CHANGES IN EQUITY (Detail) - USD ($) $ in Thousands				12 Months Ended
	Nov. 18, 2014	Nov. 20, 2013	Nov. 13, 2012	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Financial Statements, Captions [Line Items]
Net income for the year				$ 24,573	$ 23,409	$ 13,564
Foreign currency translation adjustments				(3,485)	(75)	1,373
Repurchase of ordinary shares				(3,333)		(93)
Issuance of new ordinary shares (Note 12)					29,088
Options exercised				18	491	603
Stock-based compensation expense (Note 19)				1,783	503	625
Dividends (Note 20)	$ (28,199)	$ (20,258)	$ (16,056)	(28,199)	(20,258)	(16,056)
Loan to optionees in connection with exercise of options				$ 1,042	$ 732	$ (113)
Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				142,752,873	135,532,141	134,386,849
Repurchase of ordinary shares (in shares)				(1,137,236)		(67,100)
Issuance of new ordinary shares (in shares)					6,000,000
Options exercised (in shares)				123,924	1,095,732	987,392
Options exercised						$ 1
Stock-based compensation expense (in shares)(Note 19)				667,372	125,000	225,000
Ending Balance (in shares)				142,406,933	142,752,873	135,532,141
Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares				$ (3,333)		$ (93)
Issuance of new ordinary shares (Note 12)					$ 29,088
Options exercised				18	491	602
Stock-based compensation expense (Note 19)				1,783	503	625
Dividends (Note 20)				(21,182)	(286)	(16,056)
Loan to optionees in connection with exercise of options				1,042	732	(113)
Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments				(3,485)	(75)	1,373
Retained earnings/ (Cumulative deficits)
Condensed Financial Statements, Captions [Line Items]
Dividends (Note 20)				(7,017)	(19,972)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				98,410	64,520	64,617
Net income for the year				24,573	23,409	13,564
Foreign currency translation adjustments				(3,485)	(75)	1,373
Repurchase of ordinary shares				(3,333)		(93)
Issuance of new ordinary shares (Note 12)					29,088
Options exercised				18	491	603
Stock-based compensation expense (Note 19)				1,783	503	625
Dividends (Note 20)				(28,199)	(20,258)	(16,056)
Loan to optionees in connection with exercise of options				1,042	732	(113)
Ending Balance				90,809	98,410	64,520
Parent Company | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				$ 14	$ 14	$ 13
Beginning Balance (in shares)				142,752,873	135,532,141	134,386,849
Repurchase of ordinary shares (in shares)				(1,137,236)		(67,100)
Issuance of new ordinary shares (in shares)					6,000,000
Options exercised (in shares)				123,924	1,095,732	987,392
Options exercised						$ 1
Stock-based compensation expense (in shares)(Note 19)				667,372	125,000	225,000
Ending Balance				$ 14	$ 14	$ 14
Ending Balance (in shares)				142,406,933	142,752,873	135,532,141
Parent Company | Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				$ 77,270	$ 46,742	$ 61,777
Repurchase of ordinary shares				(3,333)		(93)
Issuance of new ordinary shares (Note 12)					29,088
Options exercised				18	491	602
Stock-based compensation expense (Note 19)				1,783	503	625
Dividends (Note 20)				(21,182)	(286)	(16,056)
Loan to optionees in connection with exercise of options				1,042	732	(113)
Ending Balance				55,598	77,270	46,742
Parent Company | Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				6,220	6,295	4,922
Foreign currency translation adjustments				(3,485)	(75)	1,373
Ending Balance				2,735	6,220	6,295
Parent Company | Retained earnings/ (Cumulative deficits)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				14,906	11,469	(2,095)
Net income for the year				24,573	23,409	13,564
Dividends (Note 20)				(7,017)	(19,972)
Ending Balance				$ 32,462	$ 14,906	$ 11,469